Receivables, Prepayments and Other Assets - Maturity Schedule (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	$ 824	$ 872
Receivables neither past due nor impaired
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	708	830
Less than 30 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	83	41
31 to 60 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	22	0
61 to 90 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	11	0
90 to 120 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	$ 0	$ 1